Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Camcem [member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Total Assets	76.00%	74.00%
Percentage Of Total Liabilities	77.00%	78.00%
Associates and Joint Ventures [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Total Assets	59.00%	53.00%	49.00%